UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Principal Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

626-914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2026

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

(a)

Medalist Partners MBS Total Return Fund
Class A Shares | SEMOX
Semi-Annual Shareholder Report | May 31, 2026
This semi-annual shareholder report contains important information about the Medalist Partners MBS Total Return Fund for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$56	1.12%
*	Annualized
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$358,390,228
Number of Holdings	170
Portfolio Turnover	39%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)*
Sector Breakdown
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://medalistpartnersfunds.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Medalist Partners LP documents not be householded, please contact Medalist Partners LP at 1-855-736-7799, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Medalist Partners LP or your financial intermediary.
Medalist Partners MBS Total Return Fund	PAGE 1	TSR-SAR-00768D152

Medalist Partners MBS Total Return Fund
Institutional Share Class | SEMMX
Semi-Annual Shareholder Report | May 31, 2026
This semi-annual shareholder report contains important information about the Medalist Partners MBS Total Return Fund for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$44	0.87%
*	Annualized
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$358,390,228
Number of Holdings	170
Portfolio Turnover	39%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)*
Sector Breakdown
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://medalistpartnersfunds.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Medalist Partners LP documents not be householded, please contact Medalist Partners LP at 1-855-736-7799, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Medalist Partners LP or your financial intermediary.
Medalist Partners MBS Total Return Fund	PAGE 1	TSR-SAR-00770X758

Medalist Partners MBS Total Return Fund
Investor Share Class | SEMPX
Semi-Annual Shareholder Report | May 31, 2026
This semi-annual shareholder report contains important information about the Medalist Partners MBS Total Return Fund for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$56	1.12%
*	Annualized
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$358,390,228
Number of Holdings	170
Portfolio Turnover	39%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)*
Sector Breakdown
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://medalistpartnersfunds.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Medalist Partners LP documents not be householded, please contact Medalist Partners LP at 1-855-736-7799, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Medalist Partners LP or your financial intermediary.
Medalist Partners MBS Total Return Fund	PAGE 1	TSR-SAR-00770X741

Medalist Partners Short Duration Fund
Institutional Share Class | SEMIX
Semi-Annual Shareholder Report | May 31, 2026
This semi-annual shareholder report contains important information about the Medalist Partners Short Duration Fund for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$30	0.60%
*	Annualized
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$585,390,609
Number of Holdings	184
Portfolio Turnover	45%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)*
Sector Breakdown
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://medalistpartnersfunds.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Medalist Partners LP documents not be householded, please contact Medalist Partners LP at 1-855-736-7799, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Medalist Partners LP or your financial intermediary.
Medalist Partners Short Duration Fund	PAGE 1	TSR-SAR-00770X592

Medalist Partners Short Duration Fund
Investor Share Class | SEMRX
Semi-Annual Shareholder Report | May 31, 2026
This semi-annual shareholder report contains important information about the Medalist Partners Short Duration Fund for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$43	0.85%
*	Annualized
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$585,390,609
Number of Holdings	184
Portfolio Turnover	45%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)*
Sector Breakdown
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://medalistpartnersfunds.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Medalist Partners LP documents not be householded, please contact Medalist Partners LP at 1-855-736-7799, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Medalist Partners LP or your financial intermediary.
Medalist Partners Short Duration Fund	PAGE 1	TSR-SAR-00770X618

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

ADVISORS SERIES TRUST
Medalist Partners MBS Total Return Fund
Medalist Partners Short Duration Fund
Core Financial Statements
May 31, 2026

MEDALIST PARTNERS MBS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES — 55.7%
A&D Mortgage LLC
Series 2026-NQM2, Class M1, 5.50%, 03/25/2071(a)(b)	$1,000,000	$977,864
Series 2026-NQM3, Class M1, 6.02%, 04/25/2071(a)(b)	1,150,000	1,143,275
Adamas Trust, Inc., Series 2025-CP1, Class M1, 3.75%, 11/25/2069(a)(b)	2,250,000	2,084,345
AFC Home Equity Loan Trust, Series 1997-3, Class 1A4, 7.47%, 09/27/2027(c)	2,341	2,332
AMSR Trust, Series 2021-SFR3, Class H, 4.90%, 10/17/2038(a)	2,500,000	2,503,790
Asset Backed Securities Corp. Home Equity, Series 1999-LB1, Class A1F, 7.11%, 06/21/2029	21,666	21,643
Banc of America Funding Corp., Series 2006-D, Class 5A2, 4.84%, 05/20/2036(b)	4,580	3,994
CHNGE Mortgage Trust, Series 2022-1, Class A1, 4.01%, 01/25/2067(a)(b)	1,823,234	1,752,313
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB4, Class WA, 6.60%, 12/25/2034(b)	1,478	1,485
Colony American Finance Ltd., Series 2019-1, Class E, 5.65%, 03/15/2052(a)(b)	242,500	240,963
COLT Funding LLC
Series 2021-3, Class B2, 4.12%, 09/27/2066(a)(b)	1,578,000	1,233,929
Series 2021-4, Class B2, 4.14%, 10/25/2066(a)(b)	2,625,000	1,961,193
Series 2021-6, Class B1, 4.10%, 12/25/2066(a)(b)	1,713,000	1,513,251
Series 2022-1, Class B1, 4.12%, 12/27/2066(a)(b)	3,000,000	2,737,020
Conseco Finance Home Loan Trust, Series 2000-E, Class B1, 10.26%, 08/15/2031(b)	19,997	3,230

	Par	Value
Countrywide Alternative Loan Trust
Series 2004-15, Class 2A2, 5.70%, 09/25/2034(b)	$116,115	$109,923
Series 2006-4CB, Class 2A3, 5.50%, 04/25/2036	3,090	2,146
Series 2006-OA3, Class 1A1, 4.10% (1 mo. Term SOFR + 0.51%), 05/25/2036	5,520	4,841
Series 2006-OA9, Class 1A1, 4.12% (1 mo. Term SOFR + 0.51%), 07/20/2046	19,194	16,056
Credit Suisse Mortgage Capital Certificates
Series 2020-AFC1, Class B1, 3.45%, 02/25/2050(a)(b)	4,228,000	3,675,810
Series 2020-AFC1, Class B2, 4.42%, 02/25/2050(a)(b)	5,459,650	5,065,901
Deephaven Residential Mortgage Trust
Series 2021-1, Class B2, 3.96%, 05/25/2065(a)(b)	3,200,000	2,934,716
Series 2021-4, Class B2, 4.43%, 11/25/2066(a)(b)	4,000,000	3,038,728
Eagle Re Ltd., Series 2023-1, Class M1A, 5.61% (30 day avg SOFR US + 2.00%), 09/26/2033(a)	19,671	19,719
Ellington Financial Mortgage Trust
Series 2024-RM2, Class A1A, 5.00%, 07/25/2054(a)	911,657	892,428
Series 2026-NQM4, Class B1, 6.90%, 04/25/2071(a)(b)	2,744,000	2,718,171
Fannie Mae Connecticut Avenue Securities
Series 2020-SBT1, Class 1B1, 10.48% (30 day avg SOFR US + 6.86%), 02/25/2040(a)	2,000,000	2,070,902
Series 2023-R07, Class 2M2, 6.86% (30 day avg SOFR US + 3.25%), 09/25/2043(a)	3,500,000	3,601,082
Series 2024-R01, Class 1B1, 6.31% (30 day avg SOFR US + 2.70%), 01/25/2044(a)	1,000,000	1,031,846

The accompanying notes are an integral part of these financial statements.

1

MEDALIST PARTNERS MBS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2024-R01, Class 1B2, 7.61% (30 day avg SOFR US + 4.00%), 01/25/2044(a)	$1,000,000	$1,059,027
Series 2024-R03, Class 2B1, 6.41% (30 day avg SOFR US + 2.80%), 03/25/2044(a)	1,500,000	1,540,473
Federal Home Loan Mortgage Corp., Series 2017-SC01, Class M2, 3.66%, 12/25/2046(a)(b)	595,000	556,220
FIGRE Trust 2023-HE1
Series 2024-HE4, Class B, 5.25%, 09/25/2054(a)(b)	650,344	649,301
Series 2025-HE3, Class C, 5.91%, 05/25/2055(a)(b)	957,544	961,052
Series 2025-HE6, Class D, 6.04%, 09/25/2055(a)(b)	2,000,000	2,005,266
Series 2025-HE6, Class E, 6.62%, 09/25/2055(a)(b)	1,330,000	1,305,142
Series 2025-HE8, Class D, 6.30%, 11/25/2055(a)(b)	2,500,000	2,520,619
Series 2026-HE1, Class E, 6.76%, 01/25/2056(a)(b)	2,250,000	2,230,195
Flagstar Mortgage Trust
Series 2018-1, Class B5, 3.91%, 03/25/2048(a)(b)	1,463,000	1,035,737
Series 2019-1INV, Class B2A, 4.49%, 10/25/2049(a)(b)	2,949,572	2,740,004
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class BX, 2.51%, 11/25/2057(b)	3,107,924	1,123,616
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2019-FTR3, Class B2, 8.56% (30 day avg SOFR US + 4.91%), 09/25/2047(a)	2,533,500	2,781,316
Series 2020-HQA1, Class B2, 8.83% (30 day avg SOFR US + 5.21%), 01/25/2050(a)	2,300,000	2,534,202
FRTKL, Series 2021-SFR1, Class G, 4.11%, 09/17/2038(a)	2,811,000	2,800,091

	Par	Value
FSMBT 2026-RTL1 Trust, Series 2026-RTL1, Class A1, 6.95%, 03/25/2031(a)(c)	$2,500,000	$2,505,692
GSAA Trust, Series 2006-5, Class 2A1, 3.84% (1 mo. Term SOFR + 0.25%), 03/25/2036	23,116	7,244
HOMES Trust, Series 2025-AFC4, Class B1, 6.87%, 11/25/2060(a)(b)	3,000,000	3,001,447
HTAP Trust
Series 2025-1, Class A, 6.50%, 11/25/2042(a)	1,326,844	1,321,085
Series 2025-1, Class B, 8.00%, 11/25/2042(a)	1,200,000	1,193,129
Series 2025-2, Class A, 6.50%, 06/25/2043(a)	5,572,767	5,534,829
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class B1, 4.00%, 10/25/2055(a)(b)	2,152,000	1,976,383
JP Morgan Mortgage Trust
Series 2019-5, Class B5, 4.44%, 11/25/2049(a)(b)	1,232,439	1,058,849
Series 2019-5, Class B6, 4.20%, 11/25/2049(a)(b)	3,723,590	2,470,588
Series 2020-2, Class B6Z, 6.81%, 07/25/2050(a)(b)	3,864,437	2,933,734
Series 2021-3, Class A3X, 0.50%, 07/25/2051(a)(b)(d)	50,605,950	1,539,797
Series 2022-INV1, Class B4, 3.29%, 03/25/2052(a)(b)	3,159,836	2,639,016
Series 2023-2, Class B2, 5.54%, 07/25/2053(a)(b)	3,020,445	2,915,522
Series 2023-6, Class A3, 5.50%, 12/26/2053(a)(b)	6,717,021	6,706,002
Series 2026-VIS1, Class M1, 5.50%, 06/25/2066(a)(b)	1,750,000	1,719,625
JPMorgan Chase Bank NA
Series 2021-CL1, Class M4, 6.36% (30 day avg SOFR US + 2.75%), 03/25/2051(a)	776,263	789,126
Series 2021-CL1, Class M5, 7.46% (30 day avg SOFR US + 3.85%), 03/25/2051(a)	528,360	533,660
Mill City Mortgage Trust, Series 2019-1, Class B1, 3.50%, 10/25/2069(a)(b)	2,245,863	1,972,043

The accompanying notes are an integral part of these financial statements.

2

MEDALIST PARTNERS MBS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/2056(a)(b)	$2,326,000	$1,894,781
Point Securitization Trust
Series 2023-1, Class A1, 6.50%, 11/25/2053(a)(c)	2,662,738	2,679,131
Series 2024-1, Class A1, 6.50%, 06/25/2054(a)	2,892,653	2,897,638
Series 2025-1, Class A1, 6.25%, 06/25/2055(a)	2,309,508	2,327,933
Series 2025-2, Class A1, 5.75%, 10/25/2055(a)(c)	4,989,252	4,967,340
Series 2026-1, Class A1, 5.25%, 02/25/2056(a)(c)	1,499,198	1,476,646
PRKCM Trust, Series 2022-AFC2, Class M1, 6.10%, 08/25/2057(a)(b)	3,080,000	3,074,183
Progress Residential Trust, Series 2021-SFR10, Class G, 4.86%, 12/17/2040(a)	3,889,067	3,767,365
PRPM LLC
Series 2024-6, Class A1, 5.70%, 11/25/2029(a)(c)	1,662,229	1,651,944
Series 2024-RCF2, Class A2, 3.75%, 03/25/2054(a)(c)	1,758,000	1,723,586
RAAC Series, Series 2007-SP1, Class M3, 5.20% (1 mo. Term SOFR + 1.61%), 03/25/2037	2,626,047	2,106,043
Radnor RE Ltd.
Series 2023-1, Class M1A, 6.31% (30 day avg SOFR US + 2.70%), 07/25/2033(a)	29,884	29,972
Series 2023-1, Class M1B, 7.96% (30 day avg SOFR US + 4.35%), 07/25/2033(a)	1,250,000	1,271,715
RAMP Trust, Series 2007-RS1, Class A3, 4.04% (1 mo. Term SOFR + 0.45%), 02/25/2037	9,723,687	1,914,504
RFSC Trust, Series 2002-RP1, Class A1, 4.56% (1 mo. Term SOFR + 0.97%), 03/25/2033(a)	157,295	156,936
Rithm Capital Corp.
Series 2021-NQ2R, Class B1, 3.01%, 10/25/2058(a)(b)	2,034,000	1,849,276

	Par	Value
Series 2021-NQ2R, Class B2, 3.96%, 10/25/2058(a)(b)	$2,203,000	$2,026,407
Saluda Grade Mortgage Funding LLC
Series 2025-LOC5, Class M1, 5.78% (1 mo. Term SOFR + 2.20%), 10/25/2055(a)	2,000,000	2,016,768
Series 2025-NPL2, Class A1, 7.77%, 05/25/2030(a)(c)	1,004,509	999,260
Sequoia Mortgage Trust
Series 2024-1, Class B1, 5.49%, 01/25/2054(a)(b)	1,915,298	1,867,823
Series 2025-5, Class A19, 6.00%, 06/25/2055(a)(b)	2,090,993	2,103,572
Splitero Trust, Series 2025-1, Class A1, 5.75%, 12/25/2055(a)(c)	3,000,000	2,997,057
Starwood Mortgage Residential Trust
Series 2020-3, Class B2, 4.75%, 04/25/2065(a)(b)	1,460,000	1,275,665
Series 2020-INV1, Class B2, 4.26%, 11/25/2055(a)	1,000,000	939,519
Series 2021-SFR2, Class H, 7.89% (1 mo. Term SOFR + 4.26%), 01/17/2039(a)	746,643	739,507
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 3A1, 4.34%, 11/25/2035(b)	14,018	13,107
Toorak Mortgage Trust, Series 2024-RRTL1, Class A2, 7.57%, 02/25/2039(a)(c)	1,200,000	1,208,011
Towd Point Mortgage Trust
Series 2019-1, Class B2, 3.77%, 03/25/2058(a)(b)	4,000,000	3,112,943
Series 2019-HY1, Class B3, 5.85% (1 mo. Term SOFR + 2.26%), 10/25/2048(a)	6,170,000	6,221,027
Series 2019-HY2, Class B2, 5.95% (1 mo. Term SOFR + 2.36%), 05/25/2058(a)	1,060,000	1,077,978
Series 2019-HY2, Class B4, 5.95% (1 mo. Term SOFR + 2.36%), 05/25/2058(a)	1,836,000	1,662,150
Series 2019-HY3, Class B1, 5.70% (1 mo. Term SOFR + 2.11%), 10/25/2059(a)	3,704,000	3,757,117

The accompanying notes are an integral part of these financial statements.

3

MEDALIST PARTNERS MBS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2019-HY3, Class B3, 5.70% (1 mo. Term SOFR + 2.11%), 10/25/2059(a)	$1,106,000	$1,037,343
Series 2019-HY3, Class B4, 5.70% (1 mo. Term SOFR + 2.11%), 10/25/2059(a)	1,105,000	972,390
Series 2024-CES1, Class A1B, 6.05%, 01/25/2064(a)(b)	357,556	359,234
Unison Mortgage Trust, Series 2026-1, Class A, 6.00%, 02/25/2056(a)(b)	1,968,078	1,903,817
Unlock Hea Trust
Series 2024-2, Class A, 6.50%, 10/25/2039(a)	1,762,387	1,760,152
Series 2025-2, Class A, 6.00%, 11/25/2041(a)	1,853,972	1,833,903
UWM Mortgage Trust, Series 2021-INV4, Class B4, 3.21%, 12/25/2051(a)(b)	2,707,533	2,247,351
Verus Securitization Trust
Series 2021-5, Class B2, 3.94%, 09/25/2066(a)(b)	2,000,000	1,474,976
Series 2021-8, Class B2, 4.33%, 11/25/2066(a)(b)	795,000	615,893
Series 2021-R3, Class B2, 4.07%, 04/25/2064(a)(b)	3,609,000	3,285,473
Series 2024-4, Class B2, 7.99%, 06/25/2069(a)(b)	2,000,000	2,023,592
Vista Point Securitization Trust
Series 2026-1, Class A, 5.75%, 06/25/2042(a)	3,725,000	3,660,707
Series 2026-1, Class B, 7.00%, 06/25/2042(a)	2,500,000	2,421,427
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-4, Class 1A5, 7.00%, 06/25/2037	4,436,279	2,352,453
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $216,147,891)		199,778,543

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES — 33.6%
A10 REIT LLC
Series 2025-FL6, Class D, 7.02% (1 mo. Term SOFR + 3.39%), 05/15/2042(a)	$4,000,000	$4,018,357
Series 2025-FL6, Class E, 7.67% (1 mo. Term SOFR + 4.04%), 05/15/2042(a)	2,000,000	2,009,107
Alen Mortgage Trust, Series 2021-ACEN, Class A, 4.89% (1 mo. Term SOFR + 1.26%), 04/15/2034(a)	1,225,000	1,165,697
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class E, 9.21%, 11/10/2029(a)(b)	5,000,000	5,165,087
AXMF Re-REMIC Trust, Series 2025-SBRR1, Class C, 7.25%, 04/27/2058(a)(b)	3,734,346	3,308,562
BANK-2022
Series 2022-BNK43, Class E, 3.00%, 08/15/2055(a)	3,250,000	2,059,893
Series 2022-BNK44, Class D, 4.00%, 11/15/2032(a)(b)	2,050,000	1,632,164
BANK-2023, Series 2023-BNK46, Class D, 4.00%, 08/15/2056(a)	1,430,000	1,138,379
BBCMS Trust
Series 2025-C35, Class C, 6.11%, 07/15/2058(b)	2,000,000	2,008,227
Series 2025-C39, Class D, 4.50%, 12/15/2058(a)	1,880,000	1,436,776
Benchmark Mortgage Trust
Series 2023-V3, Class D, 4.00%, 07/15/2056(a)	1,440,000	1,295,539
Series 2025-B41, Class C, 6.14%, 07/15/2068	4,000,000	3,969,272
Series 2025-B41, Class D, 4.50%, 07/15/2068(a)	5,689,000	4,560,970
Series 2026-B43, Class D, 4.25%, 04/15/2063(a)	3,000,000	2,149,545
BX Trust, Series 2019-IMC, Class G, 7.27% (1 mo. Term SOFR + 3.65%), 04/15/2034(a)	2,000,000	1,846,645

The accompanying notes are an integral part of these financial statements.

4

MEDALIST PARTNERS MBS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
BXHPP Trust, Series 2021-FILM, Class B, 4.64% (1 mo. Term SOFR + 1.01%), 08/15/2036(a)	$1,100,000	$1,029,459
CFK Trust, Series 2020-MF2, Class D, 3.35%, 03/15/2039(a)	4,300,000	3,822,866
CRB Securitization Trust, Series 2025-CRE1, Class B, 5.17%, 09/15/2058(a)(b)	5,326,000	5,155,462
Freddie Mac Mscr Trust Mn11, Series 2025-MN11, Class B1, 8.01% (30 day avg SOFR US + 4.40%), 07/25/2045(a)	2,250,000	2,273,374
Freddie Mac Mscr Trust Mn2, Series 2021-MN2, Class M2, 6.96% (30 day avg SOFR US + 3.35%), 07/25/2041(a)	4,028,533	4,037,005
Freddie Mac Mscr Trust Mn7, Series 2023-MN7, Class B1, 12.46% (30 day avg SOFR US + 8.85%), 09/25/2043(a)	2,282,000	2,646,324
Freddie Mac Mscr Trust Mn9, Series 2024-MN9, Class B1, 9.61% (30 day avg SOFR US + 6.00%), 10/25/2044(a)	2,950,000	3,087,791
Harvest Commercial Capital Loan Trust
Series 2024-1, Class M3, 7.55%, 10/25/2056(b)	1,106,900	1,111,306
Series 2025-1, Class M4, 9.04%, 06/25/2057(b)	2,850,677	2,907,385
Series 2025-1, Class M5, 9.04%, 06/25/2057(b)	1,989,062	1,903,659
JP Morgan Chase Commercial Mortgage Securities
Series 2018-AON, Class A, 4.13%, 07/05/2031(a)	8,521,000	6,968,319
Series 2018-PHH, Class B, 5.13% (1 mo. Term SOFR + 1.51%), 06/15/2035(a)	3,750,000	2,015,700
Series 2021-NYAH, Class D, 5.53% (1 mo. Term SOFR + 1.90%), 06/15/2038(a)	3,590,000	3,153,441
Mcp Holding Co. LLC, Series 2024-70P, Class E, 8.96%, 03/10/2041(a)(b)	3,860,000	3,948,206

	Par	Value
Morgan Stanley ABS Capital I, Inc., Series 2021-230P, Class A, 4.91% (1 mo. Term SOFR + 1.28%), 12/15/2038(a)	$2,500,000	$2,426,560
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-C35, Class C, 6.35%, 08/15/2058(b)	6,001,000	6,041,424
Series 2025-C35, Class D, 4.50%, 08/15/2058(a)	3,741,000	2,945,864
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032(a)	1,150,000	1,069,492
PNW Trust, Series 2026-ARTE, Class E, 8.63% (1 mo. Term SOFR + 5.01%), 04/15/2041(a)	4,000,000	3,995,397
SFAVE Commercial Mortgage Securities Trust
Series 2015-5AVE, Class C, 4.39%, 01/05/2043(a)(b)	1,875,000	1,471,557
Series 2015-5AVE, Class D, 4.39%, 01/05/2043(a)(b)	4,940,000	3,642,716
Soho Trust, Series 2021-SOHO, Class B, 2.70%, 08/10/2038(a)(b)	2,871,000	2,413,343
SYCA Commercial Mortgage Trust, Series 2025-WAG, Class G, 10.45%, 11/10/2042(a)(b)	3,000,000	3,024,276
WB Commercial Mortgage Trust, Series 2024-HQ, Class D, 8.01%, 03/15/2040(a)(b)	6,800,000	6,750,630
Wells Fargo Commercial Mortgage Trust 2024-1CHI
Series 2025-C65, Class C, 6.01%, 10/15/2058(b)	3,416,000	3,321,418
Series 2026-C66, Class D, 4.25%, 04/15/2059(a)	1,837,000	1,372,645
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $121,769,981)		120,299,839

The accompanying notes are an integral part of these financial statements.

5

MEDALIST PARTNERS MBS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — 5.9%
Cayman Islands — 1.8%
FTAI MRE Cayman Ltd., Series 2026-1A, Class B, 6.42%, 06/15/2051(a)(e)	$2,850,000	$2,849,940
Navigator Aircraft ABS Ltd., Series 2025-1, Class B, 5.89%, 10/15/2050(a)	2,898,884	2,833,986
Thunderbolt Aircraft Lease, Series 2019-1, Class A, 3.67%, 11/15/2039(a)	766,982	757,243
		6,441,169
Ireland — 0.3%
Volofin Finance Designated Activity Co., Series 2024-1A, Class A, 5.94%, 06/15/2037(a)	947,678	954,716
United States — 3.8%
Apollo Aviation Securitization Equity Trust, Series 2024-1A, Class A2, 6.26%, 05/16/2049(a)	1,957,810	1,966,452
AVANT Loans Funding Trust, Series 2024-REV1, Class B, 6.17%, 10/15/2033(a)	4,300,000	4,302,720
Sabey Data Center Issuer LLC, Series 2022-1, Class A2, 5.00%, 06/20/2047(a)	2,820,000	2,763,079
Upstart Securitization Trust, Series 2026-2, Class D, 7.35%, 05/20/2036(a)	2,000,000	2,027,731
UPX Hil 2025 Depositor LLC, Series 2025-1, Class B, 6.07%, 01/25/2047(a)	2,812,000	2,802,286
		13,862,268
TOTAL ASSET-BACKED SECURITIES (Cost $21,297,578)		21,258,153
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.2%
Fannie Mae Grantor Trust
Series 2003-T2, Class A1, 4.04% (30 day avg SOFR US + 0.39%), 03/25/2033	13,343	13,247

	Par	Value
Series 2004-T3, Class 2A, 5.39%, 08/25/2043(f)	$15,287	$15,367
Fannie Mae Whole Loan, Series 2007-W8, Class 1A5, 6.59%, 09/25/2037(f)	4,511	4,454
FARM Mortgage Trust, Series 2024-2, Class B, 5.56%, 08/01/2054(a)(f)	2,080,664	1,861,187
Federal National Mortgage Association, Pool 888534, 5.00%, 08/01/2037	2,894	2,870
FNMA REMIC Trust, Series 2007-30, Class ZM, 4.25%, 04/25/2037(g)	69,905	66,291
Multifamily Connecticut Avenue Securities Trust, Series 2023-01, Class B1, 13.36% (30 day avg SOFR US + 9.75%), 11/25/2053(a)	1,850,000	2,224,794
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $4,190,425)		4,188,210
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.0%(h)
Federal National Mortgage Association, Series 2006-M1, Class IO, 0.22%, 03/25/2036(b)(d)	390,942	5(k)
Government National Mortgage Association
Series 2002-28, Class IO, 1.11%, 01/16/2042(b)(d)	4,421	0(i)(k)
Series 2005-23, Class IO, 0.00%, 06/17/2045(b)(d)	22,914	0(i)(k)
Series 2006-68, Class IO, 0.46%, 05/16/2046(b)(d)	22,575	1
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $894)		6

The accompanying notes are an integral part of these financial statements.

6

MEDALIST PARTNERS MBS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 4.1%
First American Government Obligations Fund - Class X, 3.56%(j)	14,601,909	$14,601,909
TOTAL MONEY MARKET FUNDS (Cost $14,601,909)		14,601,909
TOTAL INVESTMENTS — 100.5% (Cost $378,008,678)		360,126,660
Liabilities in Excess of Other Assets — (0.5)%		(1,736,432)
TOTAL NET ASSETS — 100.0%		$358,390,228

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $316,477,208 or 88.3% of the Fund’s net assets.

(b)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of May 31, 2026.

(c)	Step coupon bond. The rate disclosed is as of May 31, 2026.
(d)	Interest only security.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,849,940 or 0.8% of net assets as of May 31, 2026.

(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of May 31, 2026.

(g)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of May 31, 2026.

(h)	Represents less than 0.05% of net assets.
(i)	Rounds to zero.
(j)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
(k)	This security is illiquid as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

7

MEDALIST PARTNERS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES — 23.9%
A&D Mortgage LLC, Series 2026-NQM2, Class A3, 5.17%, 03/25/2071(a)(b)	$4,449,452	$4,402,830
Angel Oak Mortgage Trust LLC, Series 2021-3, Class M1, 2.48%, 05/25/2066(a)(c)	620,000	490,299
Bombardier Capital Mortgage Securitization Corp., Series 1999-B, Class A3, 7.18%, 12/15/2029(c)	86,567	4,232
Boston Lending Trust, Series 2021-1, Class M2, 2.00%, 07/25/2061(a)(c)(d)	550,214	452,092
Brean Asset Backed Securities Trust, Series 2022-RM5, Class A, 4.50%, 09/25/2062(a)(c)	1,885,486	1,856,589
Chase Mortgage Finance Corp., Series 2021-CL1, Class M2, 4.96% (30 day avg SOFR US + 1.35%), 02/25/2050(a)	1,456,611	1,431,346
CHNGE Mortgage Trust, Series 2022-NQM1, Class A2, 5.82%, 06/25/2067(a)(b)	781,505	779,888
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM4, Class A1, 1.10%, 05/25/2066(a)(c)	1,064,322	931,322
Series 2022-NQM5, Class A1, 5.17%, 05/25/2067(a)(c)	2,100,869	2,096,082
CRIBS Mortgage Trust, Series 2025-RTL1, Class A2, 6.44%, 05/25/2040(a)(b)	3,000,000	3,023,536
Eagle Re Ltd., Series 2023-1, Class M1A, 5.61% (30 day avg SOFR US + 2.00%), 09/26/2033(a)	20,916	20,967
EASY Trust, Series 2025-RTL1, Class A1, 6.46%, 05/25/2040(a)(b)	2,000,000	2,021,420
Ellington Financial Mortgage Trust
Series 2024-RM2, Class A1A, 5.00%, 07/25/2054(a)	1,160,290	1,135,817
Series 2026-INV2, Class A3, 5.09%, 02/25/2071(a)(b)	3,374,830	3,337,887

	Par	Value
FIGRE Trust 2023-HE1
Series 2025-HE2, Class A, 5.78%, 03/25/2055(a)(c)	$1,622,379	$1,642,092
Series 2025-HE3, Class C, 5.91%, 05/25/2055(a)(c)	1,149,053	1,153,263
Series 2025-HE4, Class C, 5.71%, 07/25/2055(a)(c)	1,553,453	1,532,990
Series 2026-HE1, Class C, 5.43%, 01/25/2056(a)(c)	1,378,184	1,369,416
Series 2026-HF3, Class C, 5.61% (30 day avg SOFR US + 2.00%), 03/25/2056(a)	1,918,643	1,935,135
FSMBT 2026-RTL1 Trust, Series 2026-RTL1, Class A1, 6.95%, 03/25/2031(a)(b)	7,500,000	7,517,075
GCAT, Series 2023-NQM1, Class A1, 4.25%, 10/25/2057(a)(c)	1,840,035	1,746,348
GS Mortgage-Backed Securities Trust, Series 2026-AH1, Class A1B, 5.26% (30 day avg SOFR US + 1.65%), 07/25/2056(a)	2,706,859	2,719,928
HOMES Trust, Series 2025-AFC4, Class B1, 6.87%, 11/25/2060(a)(c)	2,500,000	2,501,206
HTAP Trust
Series 2025-1, Class A, 6.50%, 11/25/2042(a)	5,733,526	5,708,642
Series 2025-2, Class A, 6.50%, 06/25/2043(a)	3,250,781	3,228,651
IMC Home Equity Loan Trust, Series 1998-3, Class A8, 5.43%, 08/20/2029(b)	802	801
JP Morgan Mortgage Trust
Series 2018-7FRB, Class B3, 5.09%, 04/25/2046(a)(c)	1,907,317	1,895,407
Series 2019-6, Class B3, 4.26%, 12/25/2049(a)(c)	3,563,479	3,347,725
Series 2023-HE3, Class A1, 5.23% (30 day avg SOFR US + 1.60%), 05/20/2054(a)	521,765	523,333
Series 2026-NQX1, Class A3, 5.96%, 07/25/2066(a)(b)	2,373,097	2,385,835
JPMorgan Chase Bank NA, Series 2021-CL1, Class M3, 5.41% (30 day avg SOFR US + 1.80%), 03/25/2051(a)	926,507	932,940

The accompanying notes are an integral part of these financial statements.

8

MEDALIST PARTNERS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
MFRA Trust, Series 2023-NQM3, Class A2, 7.02%, 07/25/2068(a)(b)	$1,349,433	$1,352,784
Point Securitization Trust
Series 2025-1, Class A1, 6.25%, 06/25/2055(a)	3,140,930	3,165,989
Series 2025-2, Class A1, 5.75%, 10/25/2055(a)(b)	9,978,503	9,934,681
Series 2026-1, Class A1, 5.25%, 02/25/2056(a)(b)	6,496,527	6,398,799
PRKCM Trust, Series 2023-AFC3, Class A3, 7.09%, 09/25/2058(a)(b)	1,816,671	1,821,706
Progress Residential Trust, Series 2022-SFR3, Class E1, 5.20%, 04/17/2039(a)	3,000,000	2,984,833
Radnor RE Ltd., Series 2023-1, Class M1A, 6.31% (30 day avg SOFR US + 2.70%), 07/25/2033(a)	29,884	29,972
Residential Mortgage Loan Trust, Series 2019-3, Class B1, 3.81%, 09/25/2059(a)(c)	2,750,000	2,708,395
Rithm Capital Corp., Series 2023-NQM1, Class A2, 7.32%, 10/25/2063(a)(b)	494,957	497,293
Saluda Grade Mortgage Funding LLC
Series 2025-LOC4, Class M1, 5.91% (30 day avg SOFR US + 2.30%), 06/25/2055(a)	1,000,000	1,015,395
Series 2025-NPL2, Class A1, 7.77%, 05/25/2030(a)(b)	1,148,010	1,142,011
Series 2026-NPL1, Class A1, 7.04%, 04/25/2031(a)(b)	2,814,111	2,816,292
Splitero Trust, Series 2026-1, Class A1, 5.75%, 06/25/2056(a)(b)(e)	3,000,000	2,967,136
Toorak Mortgage Trust
Series 2024-2, Class A2, 8.65%, 10/25/2031(a)(b)	3,000,000	3,017,019
Series 2024-RRTL1, Class A2, 7.57%, 02/25/2039(a)(b)	3,738,000	3,762,953

	Par	Value
Towd Point Mortgage Trust
Series 2019-HY2, Class B2, 5.95% (1 mo. Term SOFR + 2.36%), 05/25/2058(a)	$2,250,000	$2,288,162
Series 2024-CES1, Class A1B, 6.05%, 01/25/2064(a)(c)	953,482	957,958
TVC Mortgage Trust, Series 2026-RRTL1, Class A2, 5.32%, 02/25/2041(a)(b)	2,000,000	1,989,876
Unison Mortgage Trust, Series 2026-1, Class A, 6.00%, 02/25/2056(a)(c)	2,952,117	2,855,726
Unlock Hea Trust
Series 2024-1, Class A, 7.00%, 04/25/2039(a)	3,524,747	3,520,313
Series 2024-2, Class A, 6.50%, 10/25/2039(a)	4,405,968	4,400,380
Series 2025-1, Class A, 6.75%, 07/25/2041(a)	4,243,848	4,235,844
Series 2025-2, Class A, 6.00%, 11/25/2041(a)	5,952,227	5,887,794
Vericrest Opportunity Loan Transferee
Series 2021-NP11, Class A1, 5.87%, 08/25/2051(a)(b)	213,154	213,351
Series 2021-NPL4, Class A2, 8.95%, 03/27/2051(a)(b)(d)	1,768,991	1,771,954
Verus Securitization Trust, Series 2023-8, Class A3, 6.97%, 12/25/2068(a)(b)	975,833	989,695
Vista Point Securitization Trust
Series 2024-CES1, Class A1, 6.68%, 05/25/2054(a)(b)	478,484	484,211
Series 2024-CES1, Class B1, 8.87%, 05/25/2054(a)(c)	4,500,000	4,573,551
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $139,794,849)		139,909,167
COLLATERALIZED LOAN OBLIGATIONS — 22.9%
ABPCI Direct Lending Fund CLO LLC, Series 2022-11A, Class A1R, 5.24% (3 mo. Term SOFR + 1.57%), 01/27/2038(a)	2,000,000	2,001,420

The accompanying notes are an integral part of these financial statements.

9

MEDALIST PARTNERS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Antares CLO Ltd., Series 2021-1A, Class A1R, 5.09% (3 mo. Term SOFR + 1.42%), 10/25/2038(a)	$7,200,000	$7,173,219
Ares Direct Lending CLO LLC, Series 2025-1A, Class A1, 5.06% (3 mo. Term SOFR + 1.38%), 04/20/2038(a)	5,000,000	4,981,250
AUDAX Senior Debt CLO LLC, Series 2023-7A, Class AR2, 5.25% (3 mo. Term SOFR + 1.60%), 04/20/2035(a)	4,000,000	4,007,000
BCC Middle Market CLO LLC
Series 2019-1A, Class A1RR, 5.12% (3 mo. Term SOFR + 1.45%), 07/15/2036(a)	4,000,000	4,000,668
Series 2024-1A, Class A1, 5.43% (3 mo. Term SOFR + 1.75%), 07/17/2036(a)	4,000,000	4,003,068
BCRED BSL CLO Ltd., Series 2023-1A, Class A, 5.98% (3 mo. Term SOFR + 2.30%), 01/20/2036(a)	3,375,000	3,382,348
Blackrock CLO Ltd.
Series 2022-1A, Class AR, 5.27% (3 mo. Term SOFR + 1.60%), 01/15/2038(a)	3,750,000	3,750,930
Series 2025-1A, Class A1, 5.32% (3 mo. Term SOFR + 1.65%), 07/15/2037(a)	5,000,000	5,004,088
Brightwood Capital MM, Series 2025-1A, Class A1, 5.25% (3 mo. Term SOFR + 1.58%), 04/15/2036(a)	6,000,000	6,007,566
BXDL Static CLO LLC, Series 2025-1A, Class A1, 4.98% (3 mo. Term SOFR + 1.30%), 07/20/2035(a)	3,363,860	3,359,705
Carlyle GMS Finance MM CLO LLC, Series 2015-1A, Class A11A, 5.47% (3 mo. Term SOFR + 1.80%), 07/15/2036(a)	3,000,000	3,002,127
Cerberus Capital Management LP/USA, Series 2018-3A, Class AR1, 5.02% (3 mo. Term SOFR + 1.35%), 07/15/2030(a)	9,299,229	9,299,015

	Par	Value
Cerberus Loan Funding LP
Series 2023-2A, Class A1, 6.22% (3 mo. Term SOFR + 2.55%), 07/15/2035(a)	$1,500,000	$1,500,954
Series 2023-5A, Class A, 6.02% (3 mo. Term SOFR + 2.35%), 01/15/2036(a)	4,850,000	4,857,793
Series 2024-4A, Class AN, 5.32% (3 mo. Term SOFR + 1.65%), 10/15/2036(a)	3,000,000	3,008,991
Comvest Credit CLO LLC
Series 2024-2A, Class A, 5.40% (3 mo. Term SOFR + 1.73%), 10/15/2036(a)	8,000,000	7,991,464
Series 2025-3A, Class A1, 5.17% (3 mo. Term SOFR + 1.50%), 01/15/2038(a)	5,500,000	5,478,031
Deerpath Capital CLO Ltd., Series 2021-1A, Class A1R, 5.47% (3 mo. Term SOFR + 1.80%), 07/15/2036(a)	3,000,000	3,004,943
Eldridge CLO Ltd., Series 2025-2A, Class A1, 5.16% (3 mo. Term SOFR + 1.48%), 01/15/2038(a)	7,500,000	7,431,547
Fortress Credit Opportunities, Series 2017-9A, Class A1TR, 5.48% (3 mo. Term SOFR + 1.81%), 10/15/2033(a)	6,937,366	6,947,731
HLEND CLO LLC
Series 2023-1A, Class A1R, 5.10% (3 mo. Term SOFR + 1.44%), 10/22/2038(a)	3,000,000	2,992,554
Series 2026-5A, Class A1, 5.06% (3 mo. Term SOFR + 1.40%), 04/15/2039(a)	5,000,000	4,978,125
Ivy Hill Middle Market Credit Fund Ltd., Series 20A, Class A1R, 5.33% (3 mo. Term SOFR + 1.65%), 07/19/2037(a)	6,000,000	6,005,857
Monroe Capital MML CLO Ltd., Series 2019-1A, Class AR, 5.40% (3 mo. Term SOFR + 1.76%), 11/22/2033(a)	1,521,888	1,525,364
Owl Rock CLO Ltd., Series 2020-3A, Class AR, 5.53% (3 mo. Term SOFR + 1.85%), 04/20/2036(a)	3,920,000	3,921,917

The accompanying notes are an integral part of these financial statements.

10

MEDALIST PARTNERS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Sound Point CLO Ltd., Series 2019-2A, Class AR, 5.10% (3 mo. Term SOFR + 1.43%), 07/15/2034(a)	$5,750,000	$5,763,056
Tikehau US CLO Ltd., Series 2025-1A, Class A1, 4.89% (3 mo. Term SOFR + 1.22%), 02/25/2038(a)	6,900,000	6,903,209
Venture CDO Ltd., Series 2017-28AA, Class A1RR, 4.79% (3 mo. Term SOFR + 1.11%), 10/20/2034(a)	1,750,000	1,753,362
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $134,161,705)		134,037,302
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES — 22.9%
Alen Mortgage Trust, Series 2021-ACEN, Class A, 4.89% (1 mo. Term SOFR + 1.26%), 04/15/2034(a)	1,660,000	1,579,639
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class E, 9.21%, 11/10/2029(a)(c)	4,000,000	4,132,070
AXMF Re-REMIC Trust, Series 2025-SBRR1, Class C, 7.25%, 04/27/2058(a)(c)	2,410,780	2,135,907
Banc of America Re-Remic Trust, Series 2025-ASHF, Class A, 5.48% (1 mo. Term SOFR + 1.85%), 02/15/2042(a)	6,000,000	6,009,823
BBCMS Trust, Series 2019-BWAY, Class A, 4.70% (1 mo. Term SOFR + 1.07%), 11/15/2034(a)	1,279,043	915,123
Benchmark Mortgage Trust, Series 2023-V3, Class D, 4.00%, 07/15/2056(a)	1,881,000	1,692,298
Blackstone Mortgage Trust, Inc.
Series 2021-FL4, Class B, 5.54% (1 mo. Term SOFR + 1.91%), 05/15/2038(a)	4,000,000	3,941,524
Series 2021-FL4, Class C, 5.74% (1 mo. Term SOFR + 2.11%), 05/15/2038(a)	3,000,000	2,933,727

	Par	Value
Series 2021-FL4, Class D, 6.24% (1 mo. Term SOFR + 2.61%), 05/15/2038(a)	$3,500,000	$3,397,237
Series 2025-FL5, Class AS, 5.72% (1 mo. Term SOFR + 2.10%), 10/18/2042(a)	4,500,000	4,515,177
BPR Trust, Series 2021-NRD, Class F, 10.50% (1 mo. Term SOFR + 6.87%), 12/15/2038(a)	3,000,000	3,019,452
BSPDF Issuer Ltd., Series 2025-FL2, Class E, 8.57% (1 mo. Term SOFR + 4.94%), 12/15/2042(a)	4,750,000	4,817,436
BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.45%, 03/10/2033(a)	6,612,380	6,368,507
BX Trust
Series 2023-LIFE, Class A, 5.05%, 02/15/2028(a)	6,000,000	5,923,205
Series 2024-SLCT, Class E, 7.02% (1 mo. Term SOFR + 3.39%), 01/15/2042(a)	5,500,000	5,516,609
BXHPP Trust
Series 2021-FILM, Class A, 4.39% (1 mo. Term SOFR + 0.76%), 08/15/2036(a)	7,000,000	6,697,761
Series 2021-FILM, Class B, 4.64% (1 mo. Term SOFR + 1.01%), 08/15/2036(a)	4,500,000	4,211,425
CFK Trust, Series 2020-MF2, Class D, 3.35%, 03/15/2039(a)	2,000,000	1,778,077
COLEM Mortgage Trust, Series 2022-HLNE, Class B, 2.46%, 04/12/2042(a)(c)	9,000,000	8,486,285
Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A1, 3.30%, 09/15/2037(a)	5,675,722	5,256,573
Freddie Mac Mscr Trust Mn7, Series 2023-MN7, Class B1, 12.46% (30 day avg SOFR US + 8.85%), 09/25/2043(a)	4,000,000	4,638,604
Freddie Mac Mscr Trust Mn9, Series 2024-MN9, Class B1, 9.61% (30 day avg SOFR US + 6.00%), 10/25/2044(a)	7,050,000	7,379,297

The accompanying notes are an integral part of these financial statements.

11

MEDALIST PARTNERS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Harvest Commercial Capital Loan Trust, Series 2024-1, Class M3, 7.55%, 10/25/2056(c)	$1,549,660	$1,555,829
HIT Trust
Series 2022-HI32, Class E, 8.76% (1 mo. Term SOFR + 5.13%), 07/15/2039(a)	1,904,000	1,914,828
Series 2022-HI32, Class F, 9.76% (1 mo. Term SOFR + 6.13%), 07/15/2039(a)	1,404,000	1,412,012
JP Morgan Chase Commercial Mortgage Securities, Series 2021-NYAH, Class D, 5.53% (1 mo. Term SOFR + 1.90%), 06/15/2038(a)	1,400,000	1,229,754
Mcp Holding Co. LLC, Series 2024-70P, Class E, 8.96%, 03/10/2041(a)(c)	2,500,000	2,557,128
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-FL7, Class E, 6.54% (1 mo. Term SOFR + 2.91%), 10/16/2036(a)	1,700,000	1,688,588
Series 2025-FL19, Class E, 7.56% (1 mo. Term SOFR + 3.94%), 05/18/2042(a)	3,100,000	3,100,117
Morgan Stanley ABS Capital I, Inc., Series 2021-230P, Class A, 4.91% (1 mo. Term SOFR + 1.28%), 12/15/2038(a)	8,650,000	8,395,898
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032(a)	1,150,000	1,069,492
Morgan Stanley Mortgage Capital Holdings LLC, Series 2017-237P, Class B, 3.69%, 09/13/2039(a)	3,000,000	2,853,226
PNW Trust, Series 2026-ARTE, Class D, 7.14% (1 mo. Term SOFR + 3.51%), 04/15/2041(a)	5,000,000	4,994,280
Soho Trust, Series 2021-SOHO, Class B, 2.70%, 08/10/2038(a)(c)	4,000,000	3,362,373

	Par	Value
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class C, 7.71% (1 mo. Term SOFR + 4.08%), 11/15/2027(a)	$4,373,722	$4,400,991
TOTAL NON-AGENCY COMMERCIAL MORTGAGE- BACKED SECURITIES (Cost $134,234,454)		133,880,272
ASSET-BACKED SECURITIES — 15.5%
Cayman Islands — 0.1%
Thunderbolt Aircraft Lease, Series 2019-1, Class A, 3.67%, 11/15/2039(a)	950,141	938,077
United States — 15.4%
ACHV ABS TRUST
Series 2023-3PL, Class D, 8.36%, 08/19/2030(a)	2,145,348	2,148,346
Series 2024-3AL, Class D, 6.75%, 12/26/2031(a)	2,183,538	2,214,818
AMDR ABS TRUST 2025-1, Series 2025-1A, Class A, 6.38%, 12/19/2033(a)	2,017,636	2,025,797
Bayview Opportunity Master Fund VII 2024-EDU1 LLC, Series 2024-EDU1, Class A, 5.06% (30 day avg SOFR US + 1.45%), 06/25/2047(a)	937,449	942,993
Cherry Securitization Trust, Series 2024-1A, Class C, 9.31%, 04/15/2032(a)	5,650,000	5,726,444
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB1, Class AF, 3.95%, 01/25/2033(b)	1	1
Foundation Finance Trust, Series 2023-1A, Class D, 9.18%, 12/15/2043(a)	2,656,845	2,818,493
Gracie Point International Funding, Series 2025-1A, Class A, 5.15% (30 day avg SOFR US + 1.50%), 08/15/2028(a)	4,275,000	4,280,803
GreenSky LLC, Series 2024-1, Class E, 9.00%, 06/25/2059(a)	2,028,980	2,103,857

The accompanying notes are an integral part of these financial statements.

12

MEDALIST PARTNERS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Marlette Funding Trust, Series 2023-1A, Class D, 8.15%, 04/15/2033(a)	$4,054,095	$4,132,230
NALP Business Loan Trust, Series 2024-1, Class A, 6.49%, 12/27/2049(a)	2,317,264	2,321,897
Oportun Financial Corp.
Series 2021-B, Class B, 1.96%, 05/08/2031(a)	442,750	436,595
Series 2024-3, Class D, 9.60%, 08/15/2029(a)	2,050,000	2,072,995
Series 2025-C, Class B, 4.93%, 07/08/2033(a)	2,400,000	2,398,491
Series 2025-C, Class D, 5.91%, 07/08/2033(a)	2,000,000	1,992,828
Oxford Finance Funding Trust, Series 2023-1A, Class A2, 6.72%, 02/15/2031(a)	1,293,183	1,304,356
Pagaya AI Debt Selection Trust
Series 2022-5, Class B, 10.31%, 06/17/2030(a)	1,091,659	1,094,069
Series 2024-11, Class C, 5.87%, 07/15/2032(a)	3,327,535	3,345,834
Series 2024-6, Class C, 7.07%, 11/15/2031(a)	3,054,861	3,058,512
Series 2024-8, Class A, 5.33%, 01/15/2032(a)	298,729	299,743
Series 2025-5, Class B, 5.44%, 03/15/2033(a)	5,349,793	5,356,513
Series 2025-5, Class D, 5.87%, 03/15/2033(a)	2,749,894	2,748,875
Series 2025-8, Class C, 5.61%, 07/15/2033(a)	1,249,570	1,241,480
Series 2025-8, Class E, 9.57%, 07/15/2033(a)	10,746,301	10,801,209
Series 2026-1, Class E, 9.23%, 09/15/2033(a)	2,670,000	2,656,644
Series 2026-2, Class C, 6.41%, 11/15/2033(a)	1,000,000	1,000,271
Series 2026-2, Class E, 10.28%, 11/15/2033(a)	9,300,000	9,337,729
Regents Capital Equipment Receivables LLC, Series 2026-1A, Class A, 5.11%, 01/31/2034(a)	1,875,198	1,872,885

	Par	Value
South Carolina Student Loan Corp., Series 2013-1, Class A, 4.23% (30 day avg SOFR US + 0.61%), 01/25/2041	$45,759	$44,936
SpringCastle America LLC, Series 2020-AA, Class A, 1.97%, 09/25/2037(a)	1,894,349	1,772,057
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028(a)	2,391,055	2,395,048
Upgrade Master Pass-Thru Trust
Series 2025-ST3, Class A, 5.98%, 06/15/2032(a)	3,023,449	3,044,846
Series 2025-ST6, Class C, 5.78%, 10/15/2032(a)	2,984,000	2,966,851
		89,958,446
TOTAL ASSET-BACKED SECURITIES (Cost $90,858,572)		90,896,523
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES — 10.9%
Fannie Mae Connecticut Avenue Securities
Series 2021-R01, Class 1B1, 6.71% (30 day avg SOFR US + 3.10%), 10/25/2041(a)	1,150,000	1,161,980
Series 2021-R02, Class 2M2, 5.61% (30 day avg SOFR US + 2.00%), 11/25/2041(a)	1,594,847	1,596,330
Series 2023-R04, Class 1M2, 7.16% (30 day avg SOFR US + 3.55%), 05/25/2043(a)	2,750,000	2,871,355
Series 2024-R01, Class 1B1, 6.31% (30 day avg SOFR US + 2.70%), 01/25/2044(a)	1,200,000	1,238,215
Series 2024-R02, Class 1B1, 6.11% (30 day avg SOFR US + 2.50%), 02/25/2044(a)	2,350,000	2,413,574
Series 2024-R03, Class 2B1, 6.41% (30 day avg SOFR US + 2.80%), 03/25/2044(a)	1,000,000	1,026,982

The accompanying notes are an integral part of these financial statements.

13

MEDALIST PARTNERS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2024-R03, Class 2M2, 5.56% (30 day avg SOFR US + 1.95%), 03/25/2044(a)	$1,000,000	$1,009,323
Series 2024-R05, Class 2B1, 5.61% (30 day avg SOFR US + 2.00%), 07/25/2044(a)	2,596,000	2,625,450
Series 2025-R01, Class 1M2, 5.11% (30 day avg SOFR US + 1.50%), 01/25/2045(a)	2,500,000	2,510,851
Federal Home Loan Mortgage Corp., Series 5647, Class DZ, 5.50%, 04/25/2056	7,722,718	7,706,525
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, 3.85%, 05/25/2048(a)(f)	29,416	28,952
Series 2020-HQA5, Class B1, 7.61% (30 day avg SOFR US + 4.00%), 11/25/2050(a)	1,350,000	1,485,716
Series 2021-DNA2, Class B1, 7.01% (30 day avg SOFR US + 3.40%), 08/25/2033(a)	2,060,000	2,284,525
Series 2021-DNA5, Class B1, 6.66% (30 day avg SOFR US + 3.05%), 01/25/2034(a)	2,000,000	2,133,266
Series 2021-DNA6, Class M2, 5.11% (30 day avg SOFR US + 1.50%), 10/25/2041(a)	1,021,405	1,024,304
Series 2022-DNA1, Class M2, 6.11% (30 day avg SOFR US + 2.50%), 01/25/2042(a)	2,500,000	2,522,253
Series 2022-DNA3, Class M1B, 6.51% (30 day avg SOFR US + 2.90%), 04/25/2042(a)	7,500,000	7,637,306
Series 2023-HQA2, Class M2, 7.46% (30 day avg SOFR US + 3.85%), 06/25/2043(a)	1,000,000	1,042,054

	Par	Value
Government National Mortgage Association
Series 2008-55, Class WT, 5.58%, 06/20/2037(f)	$3,848	$3,840
Series 2026-46, Class QZ, 5.50%, 03/20/2056	4,515,198	4,508,127
Series 2026-5, Class ZE, 5.50%, 01/20/2056	5,956,472	5,926,776
Multifamily Connecticut Avenue Securities Trust
Series 2020-01, Class CE, 11.23% (30 day avg SOFR US + 7.61%), 03/25/2050(a)	2,250,000	2,329,390
Series 2023-01, Class B1, 13.36% (30 day avg SOFR US + 9.75%), 11/25/2053(a)	3,150,000	3,788,163
Series 2025-01, Class B1, 8.81% (30 day avg SOFR US + 5.20%), 05/25/2055(a)	4,631,000	4,878,068
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $62,517,706)		63,753,325
CORPORATE BONDS — 0.2%
Financial — 0.2%
Korth Direct Mortgage, Inc., 11.75%, 02/25/2031(a)(b)(e)	2,000,000	1,400,000(j)
TOTAL CORPORATE BONDS (Cost $2,000,000)		1,400,000
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.0%(g)
Government National Mortgage Association, Series 2009-4, Class IO, 0.39%, 01/16/2049(c)(h)	235,658	2(j)
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,539)		2

The accompanying notes are an integral part of these financial statements.

14

MEDALIST PARTNERS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 2.3%
First American Government Obligations Fund - Class X, 3.56%(i)	13,236,995	$13,236,995
TOTAL MONEY MARKET FUNDS (Cost $13,236,995)		13,236,995
TOTAL INVESTMENTS — 98.6% (Cost $576,805,820)		577,113,586
Other Assets in Excess of Liabilities — 1.4%		8,277,023
TOTAL NET ASSETS — 100.0%		$585,390,609

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $544,125,522 or 93.0% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of May 31, 2026.
(c)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of May 31, 2026.

(d)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of May 31, 2026.

(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $4,367,136 or 0.7% of net assets as of May 31, 2026.

(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of May 31, 2026.

(g)	Represents less than 0.05% of net assets.
(h)	Interest only security.
(i)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
(j)	This security is illiquid as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

15

MEDALIST PARTNERS FUNDS
Statements of Assets and Liabilities
May 31, 2026 (Unaudited)

	Medalist Partners MBS Total Return Fund	Medalist Partners Short Duration Fund
ASSETS:
Investments, at value	$360,126,660	$577,113,586
Interest receivable	1,354,927	2,286,119
Cash	944,786	—
Receivable for fund shares sold	307,854	2,560,264
Dividends receivable	28,730	79,803
Receivable for investments sold	—	5,025,579
Prepaid expenses and other assets	82,546	53,776
Total assets	362,845,503	587,119,127
LIABILITIES:
Payable for investments purchased	3,071,214	—
Distributions payable	530,210	644,084
Payable for fund shares redeemed	467,780	703,023
Payable to Adviser	180,532	211,522
Payable for distribution and shareholder servicing fees	86,027	73,973
Payable for fund administration and accounting fees	77,200	80,526
Payable for transfer agent fees and expenses	11,871	—
Payable for custodian fees	6,427	—
Payable for trustees fees and expense	5,012	4,613
Payable for compliance fees	2,072	2,072
Payable for expenses and other liabilities	16,930	8,705
Total liabilities	4,455,275	1,728,518
NET ASSETS	$358,390,228	$585,390,609
Net Assets Consist of:
Paid-in capital	$804,680,161	$611,060,882
Total accumulated losses	(446,289,933)	(25,670,273)
Total net assets	$358,390,228	$585,390,609
Class A
Net assets	$6,294,152	$—
Shares issued and outstanding (unlimited shares authorized without par value)	727,867	—
Net asset value per share	$8.65	$—
Max offering price per share (net asset value per share divided by 0.98)	$8.83	$—
Institutional Class
Net assets	$331,545,941	$511,228,411
Shares issued and outstanding (unlimited shares authorized without par value)	38,515,761	53,690,321
Net asset value per share	$8.61	$9.52

The accompanying notes are an integral part of these financial statements.

16

MEDALIST PARTNERS FUNDS
Statements of Assets and Liabilities
May 31, 2026 (Unaudited)(Continued)

	Medalist Partners MBS Total Return Fund	Medalist Partners Short Duration Fund
Investor Shares
Net assets	$20,550,135	$74,162,198
Shares issued and outstanding (unlimited shares authorized without par value)	2,381,240	7,783,663
Net asset value per share	$8.63	$9.53
COST:
Investments, at cost	$378,008,678	$576,805,820

The accompanying notes are an integral part of these financial statements.

17

MEDALIST PARTNERS FUNDS
Statements of Operations
For the Period Ended May 31, 2026 (Unaudited)

	Medalist Partners MBS Total Return Fund	Medalist Partners Short Duration Fund
INVESTMENT INCOME:
Dividend income	$237,641	$390,162
Interest income	10,982,842	14,509,545
Total investment income	11,220,483	14,899,707
EXPENSES:
Investment advisory fee	1,033,820	850,661
Fund administration and accounting fees	199,427	225,021
Sub-transfer agency expenses (Note 4)	105,740	91,237
Transfer agent fees	53,051	42,825
Distribution expenses - Investor Shares	28,125	80,469
Distribution expenses - Class A	9,147	—
Federal and state registration fees	31,145	27,175
Custodian fees	19,949	14,641
Audit fees	16,466	15,242
Trustees’ fees	13,971	13,970
Compliance fees	6,243	6,242
Reports to shareholders	4,559	6,661
Legal fees	3,367	3,311
Interest Expense	1,075	—
Other expenses and fees	9,580	10,357
Total expenses	1,535,665	1,387,812
Fee recoupment to Adviser	—	154,312
Net expenses	1,535,665	1,542,124
Net investment income (loss)	9,684,818	13,357,583
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,668)	174,325
Net realized gain (loss)	(2,668)	174,325
Net change in unrealized appreciation (depreciation) on:
Investments	(5,193,489)	(1,405,213)
Net change in unrealized appreciation (depreciation)	(5,193,489)	(1,405,213)
Net realized and unrealized gain (loss)	(5,196,157)	(1,230,888)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,488,661	$12,126,695

The accompanying notes are an integral part of these financial statements.

18

MEDALIST PARTNERS FUNDS
Statements of Changes in Net Assets

	Medalist Partners MBS Total Return Fund		Medalist Partners Short Duration Fund
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
OPERATIONS:
Net investment income (loss)	$9,684,818	$19,386,687	$13,357,583	$21,399,789
Net realized gain (loss)	(2,668)	1,217,848	174,325	1,335,493
Net change in unrealized appreciation (depreciation)	(5,193,489)	4,672,292	(1,405,213)	999,980
Net increase (decrease) in net assets from operations	4,488,661	25,276,827	12,126,695	23,735,262
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(201,386)	(464,476)	—	—
From earnings - Institutional Class	(9,069,505)	(18,115,121)	(12,004,706)	(19,661,610)
From earnings - Investor Shares	(618,336)	(1,428,586)	(1,752,038)	(2,302,761)
Total distributions to shareholders	(9,889,227)	(20,008,183)	(13,756,744)	(21,964,371)
CAPITAL TRANSACTIONS:
Shares sold - Class A	400,961	2,961,013	—	—
Shares issued from reinvestment of distributions - Class A	182,619	433,630	—	—
Shares redeemed - Class A	(2,165,315)	(2,683,207)	—	—
Shares sold - Institutional Class	111,671,984	198,716,051	225,835,757	303,567,475
Shares issued from reinvestment of distributions - Institutional Class	6,024,511	12,589,501	8,606,759	14,015,674
Shares redeemed - Institutional Class	(81,655,239)	(187,730,390)	(79,230,174)	(208,950,786)
Shares sold - Investor Shares	4,093,969	13,053,529	38,295,009	43,927,751
Shares issued from reinvestment of distributions - Investor Shares	534,518	1,241,141	1,427,709	1,904,978
Shares redeemed - Investor Shares	(7,642,341)	(15,943,706)	(17,785,765)	(20,881,494)
Net increase (decrease) in net assets from capital transactions	31,445,667	22,637,562	177,149,295	133,583,598
NET INCREASE (DECREASE) IN NET ASSETS	26,045,101	27,906,206	175,519,246	135,354,489
NET ASSETS:
Beginning of the period	332,345,127	304,438,921	409,871,363	274,516,874
End of the period	$ 358,390,228	$332,345,127	$585,390,609	$409,871,363

The accompanying notes are an integral part of these financial statements.

19

MEDALIST PARTNERS FUNDS
Statements of Changes in Net Assets(Continued)

	Medalist Partners MBS Total Return Fund		Medalist Partners Short Duration Fund
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
SHARES TRANSACTIONS
Shares sold - Class A	46,111	343,143	—	—
Shares issued from reinvestment of distributions - Class A	20,910	50,138	—	—
Shares redeemed - Class A	(249,645)	(310,299)	—	—
Shares sold - Institutional Class	12,852,448	23,145,509	23,691,333	31,838,585
Shares issued from reinvestment of distributions - Institutional Class	693,698	1,462,468	903,047	1,469,381
Shares redeemed - Institutional Class	(9,423,257)	(21,922,207)	(8,314,633)	(21,922,319)
Shares sold - Investor Shares	469,336	1,517,692	4,013,693	4,603,055
Shares issued from reinvestment of distributions - Investor Shares	61,363	143,863	149,672	199,549
Shares redeemed - Investor Shares	(877,611)	(1,857,015)	(1,864,745)	(2,188,029)
Total increase (decrease) in shares outstanding	3,593,353	2,573,292	18,578,367	14,000,222

The accompanying notes are an integral part of these financial statements.

20

Medalist Partners MBS Total Return Fund
Financial Highlights
Class A

	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$8.78	$8.62	$7.94	$7.88	$9.64	$9.08
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.23	0.51	0.56	0.66	0.39	0.26
Net realized and unrealized gain (loss) on investments(b)	(0.12)	0.18	0.70	0.12	(1.73)	0.59
Total from investment operations	0.11	0.69	1.26	0.78	(1.34)	0.85
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.53)	(0.58)	(0.72)	(0.42)	(0.29)
Total distributions	(0.24)	(0.53)	(0.58)	(0.72)	(0.42)	(0.29)
Net asset value, end of period	$8.65	$8.78	$8.62	$7.94	$7.88	$9.64
TOTAL RETURN(c)	1.23%	8.24%	16.27%	10.26%	−14.15%	9.45%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,294	$7,991	$7,134	$4,288	$4,586	$8,810
Ratio of expenses to average net assets:
Before expense waiver/ recoupment(d)	1.12%	1.13%	1.20%	1.17%	1.12%	1.05%
After expense waiver/ recoupment(d)	1.12%	1.15%	1.17%	1.17%	1.12%	1.05%
Ratio of dividends on securities sold short, interest, and borrowing expense to average net assets(d)	0.00%(e)	0.00%(e)	0.02%	0.04%	0.05%	0.00%(e)
Ratio of operational expenses to average net assets excluding dividends on securities sold short, interest, and borrowing expense(d)	1.12%	1.15%	1.15%	1.13%	1.07%	1.05%
Ratio of net investment income (loss) to average net assets(d)	5.38%	5.91%	6.71%	8.22%	4.05%	2.77%
Portfolio turnover rate(c)	39%	74%	30%	36%	13%	78%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

21

Medalist Partners MBS Total Return Fund
Financial Highlights
Institutional Class

	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$8.74	$8.58	$7.91	$7.86	$9.61	$9.05
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.24	0.53	0.58	0.69	0.39	0.29
Net realized and unrealized gain (loss) on investments(b)	(0.12)	0.18	0.69	0.10	(1.69)	0.59
Total from investment operations	0.12	0.71	1.27	0.79	(1.30)	0.88
LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.55)	(0.60)	(0.74)	(0.45)	(0.32)
Total distributions	(0.25)	(0.55)	(0.60)	(0.74)	(0.45)	(0.32)
Net asset value, end of period	$8.61	$8.74	$8.58	$7.91	$7.86	$9.61
TOTAL RETURN(c)	1.34%	8.52%	16.46%	10.44%	−13.87%	9.75%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$331,546	$300,461	$272,150	$179,483	$318,235	$1,125,605
Ratio of expenses to average net assets:
Before expense waiver/ recoupment(d)	0.87%	0.88%	0.95%	0.92%	0.87%	0.80%
After expense waiver/ recoupment(d)	0.87%	0.90%	0.92%	0.92%	0.87%	0.80%
Ratio of dividends on securities sold short, interest, and borrowing expense to average net assets(d)	0.00%(e)	0.00%(e)	0.02%	0.04%	0.05%	0.00%(e)
Ratio of operational expenses to average net assets excluding dividends on securities sold short, interest, and borrowing expense(d)	0.87%	0.90%	0.90%	0.88%	0.82%	0.80%
Ratio of net investment income (loss) to average net assets(d)	5.64%	6.16%	6.94%	8.67%	4.30%	3.02%
Portfolio turnover rate(c)	39%	74%	30%	36%	13%	78%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

22

Medalist Partners MBS Total Return Fund
Financial Highlights
Investor Shares

	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$8.76	$8.60	$7.93	$7.87	$9.63	$9.07
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.23	0.51	0.56	0.67	0.38	0.26
Net realized and unrealized gain (loss) on investments(b)	(0.12)	0.18	0.69	0.11	(1.71)	0.59
Total from investment operations	0.11	0.69	1.25	0.78	(1.33)	0.85
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.53)	(0.58)	(0.72)	(0.43)	(0.29)
Total distributions	(0.24)	(0.53)	(0.58)	(0.72)	(0.43)	(0.29)
Net asset value, end of period	$8.63	$8.76	$8.60	$7.93	$7.87	$9.63
TOTAL RETURN(c)	1.23%	8.24%	16.15%	10.28%	−14.16%	9.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$20,550	$23,893	$25,155	$12,988	$17,668	$54,546
Ratio of expenses to average net assets:
Before expense waiver/ recoupment(d)	1.12%	1.13%	1.20%	1.17%	1.12%	1.05%
After expense waiver/ recoupment(d)	1.12%	1.15%	1.17%	1.17%	1.12%	1.05%
Ratio of dividends on securities sold short, interest, and borrowing expense to average net assets(d)	0.00%(e)	0.00%(e)	0.02%	0.04%	0.05%	0.00%(e)
Ratio of operational expenses to average net assets excluding dividends on securities sold short, interest, and borrowing expense(d)	1.12%	1.15%	1.15%	1.13%	1.07%	1.05%
Ratio of net investment income (loss) to average net assets(d)	5.38%	5.91%	6.71%	8.40%	4.05%	2.77%
Portfolio turnover rate(c)	39%	74%	30%	36%	13%	78%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

23

Medalist Partners Short Duration Fund
Financial Highlights
Institutional Class

	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.55	$9.50	$9.30	$9.10	$9.63	$9.55
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.26	0.58	0.60	0.58	0.25	0.17
Net realized and unrealized gain (loss) on investments(b)	(0.02)	0.06	0.22	0.20	(0.50)	0.08
Total from investment operations	0.24	0.64	0.82	0.78	(0.25)	0.25
LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)	(0.59)	(0.62)	(0.58)	(0.28)	(0.17)
Total distributions	(0.27)	(0.59)	(0.62)	(0.58)	(0.28)	(0.17)
Net asset value, end of period	$9.52	$9.55	$9.50	$9.30	$9.10	$9.63
TOTAL RETURN(c)	2.54%	6.94%	9.06%	8.85%	−2.66%	2.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$511,229	$357,429	$247,228	$229,416	$177,641	$269,554
Ratio of expenses to average net assets:
Before expense waiver/ recoupment(d)	0.54%	0.59%	0.66%	0.66%	0.66%	0.62%
After expense waiver/ recoupment(d)	0.60%	0.60%	0.60%	0.60%	0.61%	0.60%
Ratio of dividends on securities sold short, interest, and borrowing expense to average net assets(d)	—%	0.00%(e)	0.00%(e)	0.00%(e)	0.01%	0.00%(e)
Ratio of operational expenses to average net assets excluding dividends on securities sold short, interest, and borrowing expense(d)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(d)	5.53%	6.04%	6.42%	6.31%	2.64%	1.75%
Portfolio turnover rate(c)	45%	86%	86%	43%	42%	83%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

24

Medalist Partners Short Duration Fund
Financial Highlights
Investor Shares

	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.56	$9.51	$9.31	$9.11	$9.63	$9.56
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.25	0.55	0.58	0.56	0.21	0.14
Net realized and unrealized gain (loss) on investments(b)	(0.02)	0.07	0.21	0.20	(0.48)	0.08
Total from investment operations	0.23	0.62	0.79	0.76	(0.27)	0.22
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.57)	(0.59)	(0.56)	(0.25)	(0.15)
Total distributions	(0.26)	(0.57)	(0.59)	(0.56)	(0.25)	(0.15)
Net asset value, end of period	$9.53	$9.56	$9.51	$9.31	$9.11	$9.63
TOTAL RETURN(c)	2.42%	6.68%	8.79%	8.57%	−2.80%	2.25%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$74,162	$52,442	$27,289	$14,548	$19,655	$44,379
Ratio of expenses to average net assets:
Before expense waiver/ recoupment(d)	0.79%	0.84%	0.91%	0.91%	0.91%	0.87%
After expense waiver/ recoupment(d)	0.85%	0.85%	0.85%	0.85%	0.86%	0.85%
Ratio of dividends on securities sold short, interest, and borrowing expense to average net assets(d)	—%	0.00%(e)	0.00%(e)	0.00%(e)	0.01%	0.00%(e)
Ratio of operational expenses to average net assets excluding dividends on securities sold short, interest, and borrowing expense(d)	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets(d)	5.28%	5.79%	6.17%	6.03%	2.39%	1.50%
Portfolio turnover rate(c)	45%	86%	86%	43%	42%	83%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

25

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at May 31, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
The Medalist Partners MBS Total Return Fund and the Medalist Partners Short Duration Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.
The investment objective of the Medalist Partners MBS Total Return Fund (“Total Return Fund”) is to seek a high level of risk-adjusted current income and capital appreciation. The investment objective of the Medalist Partners Short Duration Fund (“Short Duration Fund”) is to seek a high level of current income that is consistent with preservation of capital. Each Fund currently offers Investor Class shares and Institutional Class shares and the Total Return Fund offers Class A shares. The Total Return Fund Class A shares may be subject to a 2.00% front-end sales load. The Total Return Fund’s Investor Class shares and Institutional Class shares commenced operations on July 22, 2013, and the Class A shares commenced operations on December 18, 2015. The Short Duration Fund’s Investor Class shares and Institutional Class shares commenced operations on December 23, 2010.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund will be liable for an excise tax on the amount by which it does not meet the distribution requirements and will accrue an excise tax liability at the time that the liability can be estimated and is probable.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of high amortized cost. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Non-cash interest income included in interest income, if any, is recorded at the fair market value of additional par received. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the statement of operations. Distributions to shareholders are recorded on the ex-dividend date.

26

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at May 31, 2026 (Unaudited)(Continued)
Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
The Funds declare dividends from net investment income daily and distribute the dividends to shareholders monthly. The Funds distribute any realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.
D.
Restricted Securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At May 31, 2026, the Funds held securities issued pursuant to Rule 144A under the Securities Act of 1933. All Rule 144A securities except for three securities in the Total Return Fund and two securities in the Short Duration Fund have been classified as liquid under the Funds’ liquidity risk management program. At May 31, 2026, the Total Return Fund held $5.46 or 0.0% and the Short Duration Fund held $1,400,002.29 or 0.24% in 144A securities classified as illiquid. Other restricted investments held by the Funds at May 31, 2026 are disclosed in the notes to the schedules of investments.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of May 31, 2026, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

27

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at May 31, 2026 (Unaudited)(Continued)
NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Market values for fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Each independent pricing service typically values securities based on one or more inputs as described below. Securities that use similar valuation techniques and inputs as described below are categorized as level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values are generally categorized as level 3.
Mortgage- and Asset-Backed Securities: Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.
U.S. Government Securities: U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
U.S. Government Agency Securities: U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. Government securities. Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations.
Other Debt Securities: Other debt securities, including corporate and municipal bonds, are valued at their mean prices furnished by an independent pricing service provider using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other

28

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at May 31, 2026 (Unaudited)(Continued)
analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider yields or recently executed transactions of investments with comparable quality, type of issue, coupon maturity and rating, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.
Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Funds’ investment adviser, Medalist Partners, LP (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2026:
Total Return Fund

	Level 1	Level 2	Level 3	Total
Investments
Non-Agency Residential Mortgage-Backed Securities	$—	$199,778,543	$—	$199,778,543
Non-Agency Commercial Mortgage-Backed Securities	—	120,299,839	—	120,299,839
Asset-Backed Securities	—	18,408,213	2,849,940	21,258,153
Agency Residential Mortgage- Backed Securities	—	4,188,210	—	4,188,210
Agency Commercial Mortgage-Backed Securities	—	6	—	6
Money Market Funds	14,601,909	—	—	14,601,909
Total Investments	$14,601,909	$342,674,811	$2,849,940	$360,126,660

29

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at May 31, 2026 (Unaudited)(Continued)
Short Duration Fund

	Level 1	Level 2	Level 3	Total
Investments:
Non-Agency Residential Mortgage-Backed Securities	$—	$136,942,031	$2,967,136	$139,909,167
Collateralized Loan Obligations	—	134,037,302	—	134,037,302
Non-Agency Commercial Mortgage-Backed Securities	—	133,880,272	—	133,880,272
Asset-Backed Securities	—	90,896,523	—	90,896,523
Agency Residential Mortgage- Backed Securities	—	63,753,325	—	63,753,325
Corporate Bonds	—	—	1,400,000	1,400,000
Agency Commercial Mortgage-Backed Securities	—	2	—	2
Money Market Funds	13,236,995	—	—	13,236,995
Total Investments	$13,236,995	$559,509,455	$4,367,136	$577,113,586

Refer to each Fund’s schedule of investments for a detailed break-out of securities by type.
The following is a reconciliation of the Total Return Fund’s level 3 investments for which significant unobservable inputs were used in determining value. The Total Return Fund transferred $5,066,685 from Level 3 to Level 2 at the period ended May 31, 2026 because the security was held at cost until it was picked up by the pricing services following the first settlement day.

	Investments in Securities, at Value
	Non-Agency Commercial Mortgage-Backed Securities	Asset-Backed Securities
Balance as of November 30, 2025	$5,066,685	$—
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	—
Purchases	—	2,849,940
Sales	—	—
Transfers in and/or out of Level 3	(5,066,685)	—
Balance as of May 31, 2026	$—	$2,849,940

The following is a summary of quantitative information about level 3 valued measurements:
Total Return Fund

	05/31/2026	Valuation Technique(s)	Unobservable Input	Input/Range
Asset-Backed Securities	$2,849,940	Market Transaction Method	Prior/Recent Transaction	$100.00

30

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at May 31, 2026 (Unaudited)(Continued)
The change in unrealized appreciation/(depreciation) for level 3 securities still held at May 31, 2026, and still classified at level 3 was $0.
The following is a reconciliation of the Short Duration Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securities, at Value
	Non-Agency Residential Mortgage-Backed Securities	Corporate Bonds
Balance as of November 30, 2025	$2,229,299	$1,891,250
Accrued discounts/premiums	—	—
Realized gain/(loss)	36,078	—
Change in unrealized appreciation/(depreciation)	(3,914)	(491,250)
Purchases	5,934,271	—
Sales	(5,228,598)	—
Transfers in and/or out of Level 3	—	—
Balance as of May 31, 2026	$2,967,136	$1,400,000

The change in unrealized appreciation/(depreciation) for level 3 securities still held at May 31, 2026, and still classified at level 3 was $(495,164).
The following is a summary of quantitative information about level 3 valued measurements:
Short Duration Fund

	05/31/2026	Valuation Technique(s)	Unobservable Input	Input/Range
Non-Agency Residential Mortgage-Backed Securities	$2,967,136	Market Transaction Method	Prior/Recent Transaction	$98.90
Corporate Bonds	$1,400,000	Market Transaction Method	Prior/Recent Transaction	$70.00

The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Each Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund’s net assets. For the six months ended May 31, 2026, the Funds did not enter into derivatives transactions.
Accounting Pronouncements – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. The Funds operate as a single segment entity. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the Adviser’s Management Committee, consisting of the firm’s Chief Executive Officer and Chief Investment Officer, who serve as the Chief Operating Decision Makers, using the information presented in the financial statements and financial highlights.

31

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at May 31, 2026 (Unaudited)(Continued)
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management determined that there was no material impact on the Funds’ financial statements.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Adviser provides the Funds with investment management services under an investment advisory agreement. The Adviser furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, each Fund pays the Adviser a monthly management fee. For the Total Return Fund, the fees are calculated at an annual rate of 0.60% of the Fund’s average daily net assets for the first $1.5 billion of assets, 0.55% of the Fund’s average daily net assets for the next $1 billion of assets, and 0.50% of the Fund’s average daily net assets in excess of $2.5 billion. For the Short Duration Fund, the Adviser is entitled to a monthly fee at the annual rate of 0.35% based upon the Fund’s average daily net assets. For the six months ended May 31, 2026, the advisory fees incurred by the Funds are disclosed in the statements of operations.
Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by each Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses (excluding acquired fund fees and expenses, interest expense, dividends on securities sold short, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses). The Total Return Fund expenses are limited to 0.90% of the average daily net assets of the Fund and the Short Duration Fund expenses are limited to 0.60% of the average daily net assets of the Fund. Any such reductions made by the Adviser in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to each Fund’s payment of current ordinary operating expenses.
During the six months ended May 31, 2026, the Adviser did not reduce its fees or absorb Fund expenses in the Total Return Fund and the Short Duration Fund, respectively. During the six months ended May 31, 2026, the Adviser recouped management fees in the amount of $154,312 from the Short Duration Fund and did not recoup management fees for the Total Return Fund. Any amount due from the Adviser is paid monthly to each Fund. The expense limitation will remain in effect through at least
March 30, 2027 and may be terminated only by the Trust’s Board of Trustees. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

Short Duration Fund
Expiration	Amount
11/30/28	$5,999

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares

32

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at May 31, 2026 (Unaudited)(Continued)
materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the six months ended May 31, 2026, are disclosed in the statements of operations.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
The Funds have entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agency services that would otherwise be executed by Fund Services. These sub-transfer agency services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. Sub-transfer agency expenses paid by the Funds for the six months ended May 31, 2026 are disclosed in the statements of operations.
NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class and the Total Return Fund’s Class A. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended May 31, 2026, the 12b-1 distribution fees incurred by the Funds are disclosed in the statements of operations.
NOTE 6 – PURCHASES AND SALES OF SECURITIES
For the six months ended May 31, 2026, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
Total Return Fund	$112,517,513	$80,155,086	$43,937,386	$51,198,311
Short Duration Fund	348,434,863	207,792,924	25,137,704	4,125,691

NOTE 7 – LINE OF CREDIT
The Total Return Fund and the Short Duration Fund have a secured line of credit in the amount of $100,000,000, or 20% of the fair value of unencumbered assets of each Fund. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. The following table provides information regarding usage of the line of credit during the six months ended May 31, 2026. At May 31, 2026, the Funds had no outstanding loan amounts.

	Days Utilized	Average Amount of Borrowing	Weighted Average Borrowing Rate	Interest Expense	Maximum Amount of Borrowing	Date of Maximum Borrowing
Total Return Fund	3	$2,064,000	6.25%	$1,075	$2,064,000	12/12/2025

33

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at May 31, 2026 (Unaudited)(Continued)
NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended May 31, 2026 and the year ended November 30, 2025 was as follows:

	Total Return Fund		Short Duration Fund
	May 31, 2026	Nov. 30, 2025	May 31, 2026	Nov. 30, 2025
Ordinary income	$9,889,227	$20,008,183	$13,756,744	$21,964,371

As of November 30, 2025, the Funds’ most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	Total Return Fund	Short Duration Fund
Cost of investments(a)	$351,489,090	$409,928,154
Gross unrealized appreciation	5,801,469	3,825,588
Gross unrealized depreciation	(18,489,998)	(2,112,609)
Net unrealized appreciation/(depreciation)(a)	(12,688,529)	1,712,979
Undistributed ordinary income	234,094	586,412
Undistributed long-term capital gain (loss)	—	—
Total distributable earnings	234,094	586,412
Other accumulated gains/(losses)	(428,434,932)	(26,339,615)
Total accumulated earnings/(losses)	$(440,889,367)	$(24,040,224)

(a)
The book basis and tax basis cost are the same in the Short Duration Fund. The difference between book basis and tax basis net unrealized depreciation and cost is attributable primarily to wash sales in the Total Return Fund. The difference between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales, capital loss carryforwards, and tax adjustments to dividends payable.

As of November 30, 2025, the Funds had tax capital losses which may be carried over to offset future gains. Such losses expire as follows:

	Short-Term Indefinite	Long-Term Indefinite
Total Return Fund	$207,378,740	$220,561,384
Short Duration Fund	19,488,000	6,291,903

NOTE 9 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.
•
Economic and Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments

34

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at May 31, 2026 (Unaudited)(Continued)
may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries may also lead to volatility and instability in domestic and foreign markets.
•
Liquidity Risk – Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market. Liquid investments may become illiquid or less liquid after purchase by a Fund, particularly during periods of market turmoil. Illiquid and relatively less liquid investments may be harder to value, especially in changing markets.

•
Risks Associated with Mortgage-Backed and Other Asset-Backed Securities – In addition to the risks associated with other fixed income securities, mortgage-backed and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market or the other assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. The liquidity of these assets may change over time.

•
Residential Mortgage-Backed Securities Risk – RMBS are subject to the risks generally associated with mortgage-backed securities. RMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages. RMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances.

•
Credit Risk Transfer Securities Risk – Credit risk transfer securities are unguaranteed and unsecured debt securities issued by the government sponsored entity and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored entity fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored entities or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.

•
Privately Issued Mortgage-Related Securities Risk – MBS issued or guaranteed by private issuers is also known as “non-agency MBS”. Privately issued mortgage-backed securities generally offer a higher rate of interest (but greater credit risk) than securities issued by U.S. Government issuers, as there are no direct or indirect governmental guarantees of payment. The degree of risks will depend significantly on the ability of borrowers to make payments on the

35

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at May 31, 2026 (Unaudited)(Continued)
underlying mortgages and the seniority of the security held by a Fund with respect to such payments. The market for privately-issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.
•
Sub-Prime Mortgage Risk – The risk that an issuer of a sub-prime mortgage security will default on its payments of interest or principal on a security when due is more pronounced in the case of sub-prime mortgage instruments than more highly ranked securities. Because of this increased risk, these securities may also be less liquid and subject to more pronounced declines in value than more highly rated instruments in times of market stress.

•
High Yield Risk – Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of the securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Rule 144A Securities Risk – The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for a Fund to sell these securities.

NOTE 10 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2026, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Total Return Fund	Charles Schwab & Co., Inc.	33.58%
Total Return Fund	National Financial Services, LLC	32.19%
Short Duration Fund	Charles Schwab & Co., Inc.	39.51%
Short Duration Fund	National Financial Services, LLC	30.58%

NOTE 11 – TRUSTEES
Effective December 31, 2025, Joe Redwine retired from the Board.
NOTE 12 – OFFICERS
Ms. Elaine Richards resigned as Secretary and Vice President of the Trust effective March 20, 2026. Ms. Lillian Kabakali was appointed Secretary and Vice President of the Trust effective March 20, 2026.

36

MEDALIST PARTNERS FUNDS
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Medalist Partners Short Duration Fund
Medalist Partners MBS Total Return Fund
Approval of Investment Advisory Agreement (Unaudited)
At meetings held on October 22, 2025 and December 11-12, 2025, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Medalist Partners LP (the “Adviser” or “Medalist Partners”) on behalf of the Medalist Partners Short Duration Fund (the “Short Duration Fund”) and Medalist Partners MBS Total Return Fund (the “Total Return Fund”) (together the “Funds” and each a “Fund”). At both meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser, and the services provided by the Adviser to the Funds under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, AI-use policy, liquidity risk management program, business continuity plan, valuation procedures, and risk management process. The Board further considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss the Funds’ performance and investment outlook as well as various compliance topics and fund marketing/distribution. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

37

MEDALIST PARTNERS FUNDS
ADDITIONAL INFORMATION(Continued)
2.
The Funds’ historical performance and the overall performance of the Adviser. The Board reviewed the performance of the Funds, noting that the Adviser was not the named investment adviser of the Funds for part of the period of the Funds’ performance being reviewed, but that the portfolio manager who had been managing each Fund since each Fund’s inception continued to be one of the portfolio managers for each Fund. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund as of June 30, 2025, on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Adviser’s similarly managed accounts, if applicable. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative Morningstar peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing the Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

Total Return Fund: For the Total Return Fund, the Board noted that the Fund outperformed both its Morningstar peer group and its Cohort average for the one-, three-, five- and ten-year periods, all periods ended June 30, 2025.
The Board reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its primary benchmark index for the one-, three-, five- and ten-year periods ended June 30, 2025.
The Board also considered the Fund’s performance compared to the Adviser’s similarly managed composite, noting it outperformed for the one-year period, and underperformed for the three-, five- and ten-year periods, all periods ended June 30, 2025.
Short Duration Fund: For the Short Duration Fund, the Board noted that the Fund outperformed both its Morningstar peer group and its Cohort average for the one-, three-, five- and ten-year periods ended June 30, 2025.
The Board reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its primary benchmark index for the one-, three-, five- and ten-year periods ended June 30, 2025.
The Board also considered the Fund’s performance compared to the Adviser’s similarly managed composite, noting it performed generally in line with the composite for the one-, three-, five- and ten-year periods ended June 30, 2025.
3.
The costs of the services to be provided by the Adviser and the structure of the Adviser’s fee under the Advisory Agreement. In considering the advisory fee and total expenses of the Funds, the Board reviewed comparisons to the applicable Morningstar peer group, the Cohort, and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements, if any, for each Fund. When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

38

MEDALIST PARTNERS FUNDS
ADDITIONAL INFORMATION(Continued)
Total Return Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.90%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the Fund’s contractual management fee was below the Cohort median and average, while the net expense ratio was above the Cohort median and below its Cohort average. The Board also took into consideration the services the Adviser provides to its separately managed account clients, comparing the fees charged for those management services to the fees charged to the Fund. The Board found that the contractual management fees charged to the Fund were generally above the fees charged to its separately managed account clients, noting the Adviser represented that there are higher costs associated with managing the Fund.
Short Duration Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.60%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the Fund’s contractual management fee was below the Cohort average and median, while the net expense ratio was above its Cohort average and median. The Board also took into consideration the services the Adviser provides to its separately managed account clients, comparing the fees charged for those management services to the fees charged to the Fund. The Board found that the contractual management fees charged to the Fund were generally above the fees charged to its separately managed account clients, noting the Adviser represented that there are higher costs associated with managing the Fund.
4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board further noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps. The Board recognized that the Adviser is likely to realize economies of scale in managing the Funds as assets grow in size. The Board determined that it would monitor fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their shareholders.

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Funds. The Board reviewed the Adviser’s financial information and took into account both the potential direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any potential additional material benefits likely to be derived by the Adviser from its relationship with the Funds, such as Rule 12b-1 fees. The Board also considered that the Funds do not generate “soft dollar” benefits that may be used by the Adviser in exchange for Fund brokerage. After such review, the Board determined that the estimated profitability to the Adviser with respect to the Advisory Agreement was not excessive.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Funds and their shareholders.

39

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	8/05/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	8/05/2026

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	8/05/2026

* Print the name and title of each signing officer under his or her signature.